Investment Securities - Schedule of Net Investment Income (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Schedule Of Fair Value Of Separate Accounts By Major Category Of Investment [Line Items]
Investment income, net	$ 84	$ 901	$ 2,976	$ 4,539
Cash and cash equivalents
Schedule Of Fair Value Of Separate Accounts By Major Category Of Investment [Line Items]
Investment income, net		89	108	1,249
Short-term investments
Schedule Of Fair Value Of Separate Accounts By Major Category Of Investment [Line Items]
Investment income, net	37	452	1,722	2,904
Investment securities
Schedule Of Fair Value Of Separate Accounts By Major Category Of Investment [Line Items]
Investment income, net	$ 47	$ 360	$ 1,146	$ 386